                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Boyar Asset Management Inc.
                 -------------------------------
   Address:      35 East 21st Street
                 -------------------------------
                 New York, NY 10010
                 -------------------------------

Form 13F File Number: 28-10330
                      --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark A. Boyar
         -------------------------------
Title:   President
         -------------------------------
Phone:   212-995-8300
         -------------------------------

Signature, Place, and Date of Signing:

        /s/  Mark A. Boyar          New York, New York    July 20, 2005
   -----------------------------    ------------------    -------------
           [Signature]                [City, State]          [Date]

Report Type (Check only one.):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        -----------------------

Form 13F Information Table Entry Total: 84
                                        -----------------------

Form 13F Information Table Value Total: $369,428 (in thousands)
                                        -----------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                           BOYAR ASSET MANAGEMENT INC.

                         Form 13F Information Table for
                           Quarter Ended June 30, 2005


Column 1                Column 2   Column 3     Column 4             Column 5            Column 6     Column 7        Column 8
                         Title                                Shares or
                          Of        CUSIP        Value        Principal   Sh/    Put/   Investment     Other      Voting Authority
NAME OF ISSUER           Class      Number      (X$1000)       Amount    Prin    Call   Discretion     Mgrs      Sole  Shared  None

ALLTEL CORP COM         Common     20039103      11,294        181,342    SH               Sole                 181,342
AMERICAN EXPRESS CO     Common     25816109       1,429         26,839    SH               Sole                  26,839
AMERICAN INTL GROUP I   Common     26874107       2,189         37,680    SH               Sole                  37,680
ANHEUSER BUSCH COS IN   Common     35229103         249          5,450    SH               Sole                   5,450
ARBITRON INC COM        Common     03875Q108      4,989        116,300    SH               Sole                 116,300
AUTOMATIC DATA PROCES   Common     53015103       4,730        112,700    SH               Sole                 112,700
AVIALL INC NEW COM      Common     05366B102      4,462        141,250    SH               Sole                 141,250
BANK NEW YORK INC COM   Common     64057102       8,412        292,300    SH               Sole                 292,300
BANK OF AMER CORP COM   Common     60505104       1,532         33,600    SH               Sole                  33,600
BP AMOCO P L C ADR SP   Common     55622104       1,248         20,000    SH               Sole                  20,000
BRISTOL MYERS SQUIBB    Common     110122108      6,745        270,000    SH               Sole                 270,000
CABLEVISION SYS CORP    Common     12686C109     14,731        457,486    SH               Sole                 457,486
CARNIVAL PAIRED CERTI   Common     143658300      7,593        139,200    SH               Sole                 139,200
CENDANT CORP COM        Common     151313103      8,579        383,500    SH               Sole                 383,500
CEVA INC                Common     157210105        174         29,714    SH               Sole                  29,714
CINERGY CORP COM        Common     172474108        896         20,000    SH               Sole                  20,000
CINTAS CORP COM         Common     172908105        772         20,000    SH               Sole                  20,000
CITIGROUP INC.          Common     172967101     14,723        318,479    SH               Sole                 318,479
COCA COLA CO            Common     191216100      3,643         87,247    SH               Sole                  87,247
COMCAST CORP CL A SPL   Common     20030N200     13,431        448,450    SH               Sole                 448,450
CROSS A T CO CL A       Common     227478104        203         47,600    SH               Sole                  47,600
CSX CORP COM            Common     126408103        853         20,000    SH               Sole                  20,000
CVS CORP COM            Common     126650100      6,250        215,000    SH               Sole                 215,000
DIEBOLD INC COM         Common     253651103      6,785        150,400    SH               Sole                 150,400
DISNEY WALT PRODTNS     Common     254687106     12,054        478,723    SH               Sole                 478,723
DONNELLEY R R & SONS    Common     257867101      1,035         30,000    SH               Sole                  30,000
DOW JONES & CO INC CO   Common     260561105      7,870        222,000    SH               Sole                 222,000
DSP GROUP INC COM       Common     23332B106      2,471        103,500    SH               Sole                 103,500
EMERSON ELEC CO COM     Common     291011104      1,253         20,000    SH               Sole                  20,000
ETHAN ALLEN INTERIORS   Common     297602104      1,635         48,800    SH               Sole                  48,800
FIRST DATA CORP COM     Common     319963104        803         20,000    SH               Sole                  20,000
FIRST FINL BANCORP CO   Common     320209109        945         50,000    SH               Sole                  50,000
GENERAL ELEC CO COM     Common     369604103     10,437        301,220    SH               Sole                 301,220
HANOVER DIRECT INC      Common     410783302         32         36,357    SH               Sole                  36,357
HEINZ H J CO COM        Common     423074103      6,439        181,800    SH               Sole                 181,800
HILTON HOTEL CORP       Common     432848109     10,234        429,100    SH               Sole                 429,100
HOME DEPOT INC COM      Common     437076102      1,246         32,025    SH               Sole                  32,025
HUDSON UTD BANCORP CO   Common     444165104      5,668        157,002    SH               Sole                 157,002
IHOP CORP NEW COM       Common     449623107      5,955        137,250    SH               Sole                 137,250
IMS HEALTH INC COM      Common     449934108        899         36,300    SH               Sole                  36,300
INFOUSA INC NEW COM     Common     456818301        421         36,000    SH               Sole                  36,000
J.P. MORGAN CHASE & C   Common     46625H100     15,831        448,226    SH               Sole                 448,226
JOHNSON CTLS INC COM    Common     478366107        368          6,540    SH               Sole                   6,540
JOHNSON & JOHNSON COM   Common     478160104      1,300         20,000    SH               Sole                  20,000
KINDER MORGAN EGY PTN   Common     494550106      1,186         23,300    SH               Sole                  23,300
LEHMAN BROS HLDGS INC   Common     524908100      6,296         63,416    SH               Sole                  63,416
LIBERTY MEDIA CORP NE   Common     530718105        136         13,347    SH               Sole                  13,347
LILLY ELI & CO COM      Common     532457108        557         10,000    SH               Sole                  10,000
LIMITED INC             Common     532716107      8,260        385,600    SH               Sole                 385,600
LOEWS CORP COM          Common     540424108      2,740         35,350    SH               Sole                  35,350
MANOR CARE INC NEW CO   Common     564055101      1,192         30,000    SH               Sole                  30,000
MBNA CORP COM           Common     55262L100      1,046         40,000    SH               Sole                  40,000
MCDONALDS CORP COM      Common     580135101      5,153        185,700    SH               Sole                 185,700
MELLON FINL CORP        Common     58551A108      2,863         99,800    SH               Sole                  99,800
MEREDITH CORP           Common     589433101      5,605        114,250    SH               Sole                 114,250
MERRILL LYNCH & CO. I   Common     590188108     14,413        262,000    SH               Sole                 262,000
MGIC INVT CORP WIS CO   Common     552848103      1,304         20,000    SH               Sole                  20,000
MGM GRAND INC COM       Common     552953101      6,475        163,600    SH               Sole                 163,600
MIDAS GROUP INC COM     Common     595626102      4,658        202,509    SH               Sole                 202,509
NBTY INC COM            Common     628782104      1,756         67,700    SH               Sole                  67,700
NEIMAN MARCUS A         Common     640204202        911          9,400    SH               Sole                   9,400
ORIENT-EXPRESS HOTELS   Common     G67743107      4,652        146,900    SH               Sole                 146,900
PEPSIAMERICAS           Common     71343P200      8,223        320,475    SH               Sole                 320,475
PFIZER INC              Common     717081103     11,791        427,514    SH               Sole                 427,514
PHH CORP COM NEW        Common     693320202        287         11,155    SH               Sole                  11,155
PIER 1 IMPORTS INC      Common     720279108        956         67,400    SH               Sole                  67,400
PLAYBOY ENTERPRISES I   Common     728117300      5,982        462,300    SH               Sole                 462,300
PPG INDS INC COM        Common     693506107      1,255         20,000    SH               Sole                  20,000
PROVIDIAN FINL CORP C   Common     74406A102        945         53,600    SH               Sole                  53,600
SAKS INC COM            Common     79377W108      9,479        499,700    SH               Sole                 499,700
SCHOLASTIC CORP COM     Common     807066105      7,741        200,815    SH               Sole                 200,815
SEA CONTAINERS LTD CL   Common     811371707        696         43,600    SH               Sole                  43,600
SHERWIN WILLIAMS CO C   Common     824348106      1,413         30,000    SH               Sole                  30,000
ST PAUL TRAVELERS INC   Common     792860108     12,687        320,937    SH               Sole                 320,937
TIFFANY & CO NEW COM    Common     886547108        278          8,500    SH               Sole                   8,500
TIME WARNER INC         Common     887317105     14,258        853,235    SH               Sole                 853,235
TOYS 'R' US INC         Common     892335100        477         18,000    SH               Sole                  18,000
UNAPIX ENTMT INC COM    Common     904270105          0         21,000    SH               Sole                  21,000
UNITED CAP CORP COM     Common     909912107        234          9,000    SH               Sole                   9,000
UNITED PARCEL SVC INC   Common     911312106        201          2,900    SH               Sole                   2,900
VIACOM INC COM NON VT   Common     925524308      8,223        256,806    SH               Sole                 256,806
WALGREEN CO COM         Common     931422109      1,380         30,000    SH               Sole                  30,000
WINN DIXIE STORES INC   Common     974280109         21         19,700    SH               Sole                  19,700
WYETH                   Common     983024100        890         20,000    SH               Sole                  20,000

TOTAL                                           369,428
